Restructuring Actions	9 Months Ended	12 Months Ended	5 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Jun. 09, 2009 Old Carco LLC Formerly Known As Chrysler LLC And Consolidated Subsidiaries [Member]
Restructuring Actions

Note 15. Restructuring Actions

In connection with the 363 Transaction, we assumed certain liabilities related to specific restructuring actions commenced by Old Carco. These liabilities represent costs for workforce reduction actions related to our represented and non-represented hourly and salaried workforce, as well as specific contractual liabilities assumed for other costs, including supplier cancellation claims.

Key initiatives for Old Carco's restructuring actions included workforce reductions, elimination of excess production capacity, refinements to its product portfolio and restructuring of international distribution operations. To eliminate excess production capacity, Old Carco eliminated manufacturing work shifts, reduced line speeds at certain manufacturing facilities, adjusted volumes at stamping and powertrain facilities and idled certain manufacturing plants. Old Carco's restructuring actions also included the cancellation of five existing products from the portfolio, discontinued development on certain previously planned product offerings and the closure of certain parts distribution centers in the U.S. and Canada. We will continue to execute the remaining actions under Old Carco's restructuring initiatives over the next two years. The remaining actions principally include the completion of the activities associated with the idling of three manufacturing facilities and the restructuring of our international distribution operations, the plans of which have been refined, including the integration of the operations of our European distribution and dealer network into Fiat's distribution organization. Refer to Note 14, Other Transactions with Related Parties, for additional information. Costs associated with these remaining actions include, but are not limited to: employee severance, relocations, plant deactivations and legal claims. The remaining workforce reductions will affect represented and non-represented hourly and salaried employees and will be achieved through a combination of retirements, special programs, attrition and involuntary separations.

We recorded charges, net of discounting, of $9 million for the three months ended September 30, 2010, and $48 million and $75 million for the nine months ended September 30, 2011 and 2010, respectively. There were no additional charges recorded during the three months ended September 30, 2011. During the nine months ended September 30, 2011, the charges primarily included costs associated with employee relocations and plant deactivations for previously announced restructuring initiatives, as well as other transition costs of $20 million resulting from the integration of the operations of our European distribution and dealer network into Fiat's distribution organization. During the three and nine months ended September 30, 2010, the charges primarily related to workforce reductions, including costs resulting from the integration of our European distribution and dealer network into Fiat's distribution organization, as well as plant deactivation costs.

We made refinements to existing reserve estimates resulting in net reductions of $22 million for the three months ended September 30, 2010, and $35 million and $30 million for the nine months ended September 30, 2011 and 2010, respectively. There were no additional refinements to existing reserve estimates recorded during the three months ended September 30, 2011. During the nine months ended September 30, 2011, the adjustments related to decreases in the expected workforce reduction costs, as well as legal and supplier cancellation claim reserves as a result of management's adequacy reviews. These reviews took into consideration the status of the restructuring actions and the estimated costs to complete the actions. During the three and nine months ended September 30, 2010, the adjustments principally represented a decrease in the supplier cancellation claim reserves as a result of the settlement of certain claims and a net increase in the expected workforce reduction costs as a result of management's adequacy reviews.

Additional charges of approximately $5 million related to employee relocations and plant deactivation costs are expected to be recognized over the remainder of 2011 and 2012. We anticipate that the total costs we will incur related to these restructuring activities, including the initial assumption of the $554 million obligation from Old Carco, will be $608 million, including $366 million related to employee termination benefits and $242 million of other costs.

The restructuring charges, reserve adjustments and interest accretion are included in Restructuring Expenses, Net in the accompanying Condensed Consolidated Statements of Operations and would have otherwise been reflected in Cost of Sales. In connection with these actions, we expect to make payments of approximately $48 million, $97 million and $36 million during the remainder of 2011, 2012 and 2013, respectively. Additional payments of approximately $1 million are expected to be funded through pension and other post-employment benefit plans related to special retirement programs and other benefits.

Restructuring reserves are included in Accrued Expenses and Other Liabilities in the accompanying Condensed Consolidated Balance Sheets. The following summarizes the restructuring reserves activity (in millions of dollars):

	Nine Months Ended September 30,
	2011			2010
	Workforce Reductions	Other	Total	Workforce Reductions	Other	Total
Balance at beginning of period	$79	$160	$239	$343	$38	$381
Charges	12	16	28	64	11	75
Adjustments to reserve estimates	(8)	(27)	(35)	(16)	(14)	(30)
Payments	(35)	(9)	(44)	(92)	(21)	(113)
Amounts recognized and transferred to employee benefit plans	(2)	-	(2)	(5)	-	(5)
Interest accretion	-	-	-	2	-	2
Other, including currency translation	(6)	(3)	(9)	9	1	10

Balance at end of period	$40	$137	$177	$305	$15	$320

Note 21.  Restructuring Actions

In connection with the 363 Transaction, we assumed certain liabilities related to specific restructuring actions commenced by Old Carco. These liabilities represent costs for workforce reduction actions related to our represented and non-represented hourly and salaried workforce, as well as specific contractual liabilities assumed for other costs, including supplier cancellation claims.

Key initiatives for Old Carco's restructuring actions included workforce reductions, elimination of excess production capacity, refinements to its product portfolio and restructuring of international distribution operations. To eliminate excess production capacity, Old Carco eliminated manufacturing work shifts, reduced line speeds at certain manufacturing facilities, adjusted volumes at stamping and powertrain facilities and idled certain manufacturing plants. Old Carco's restructuring actions also included the cancellation of five existing products from the portfolio, discontinued development on certain previously planned product offerings and the closure of certain parts distribution centers in the U.S. and Canada. We will continue to execute the remaining actions under Old Carco's restructuring initiatives over the next two years. The remaining actions principally include the completion of the activities associated with the idling of three manufacturing facilities and the restructuring of our international distribution operations, the plans of which have been refined, including the integration of the operations of our European distribution and dealer network into Fiat's distribution organization. Refer to Note 19, Other Transactions with Related Parties, for additional information. Costs associated with these remaining actions include, but are not limited to: employee severance, relocations, plant deactivations, contract cancellations and legal claims. The remaining workforce reductions will affect represented and non-represented hourly and salaried employees and will be achieved through a combination of retirements, special programs, attrition and involuntary separations.

During the year ended December 31, 2010, we recorded charges of $273 million, net of discounting. These charges primarily related to costs resulting from the integration of the operations of our European distribution and dealer network into Fiat's distribution organization, which included, but were not limited to, workforce reductions, contract cancellations and legal claim costs, as well as other transition costs of $35 million. The charges also related to costs associated with workforce reductions and plant deactivations for previously announced restructuring initiatives. During the period from June 10, 2009 to December 31, 2009, we recorded charges of $39 million, net of discounting. These charges related to costs associated with workforce reductions and plant deactivation costs.

During the year ended December 31, 2010, we made refinements to existing reserve estimates resulting in net reductions of $227 million. These reserve adjustments were primarily the result of the cancellation of a previously announced plant closure. During 2010, we announced that our Sterling Heights, Michigan assembly plant, which was scheduled to close after 2012, would remain open in connection with the granting of certain tax incentives by local and state governments. The adjustments also related to decreases in supplier cancellation claim reserves as a result of the settlement of certain claims and a net decrease in the expected workforce reduction costs as a result of management's adequacy reviews, which took into consideration the actual acceptances and the composition of the remaining estimated costs. During the period from June 10, 2009 to December 31, 2009, we made refinements to existing reserve estimates resulting in net reductions of $8 million. These reserve adjustments principally represented a net decrease in the expected workforce reduction costs as a result of management's adequacy reviews.

Interest accretion associated with the restructuring reserves was $2 million and $3 million for the year ended December 31, 2010 and for the period from June 10, 2009 to December 31, 2009, respectively. The charges, reserve adjustments and interest accretion are included in Restructuring Expenses, Net in the accompanying Consolidated Statements of Operations and would have otherwise been reflected in Cost of Sales.

Additional charges of approximately $38 million related to employee relocations and plant deactivation costs, as well as interest accretion, are expected to be recognized in total during 2011 and 2012. We anticipate that the total costs we will incur related to these restructuring activities, including the initial assumption of the $554 million obligation, will be $648 million, including $392 million related to employee termination benefits and $256 million of other costs.

In connection with these actions, we made payments of approximately $145 million and $171 million during the year ended December 31, 2010 and the period from June 10, 2009 to December 31, 2009, respectively. We expect to make payments of approximately $271 million and $2 million during 2011 and 2012, respectively. Additional payments of approximately $4 million are expected to be funded through pension and other post-employment benefit plans related to special retirement programs and other benefits.

The following summarizes the restructuring reserves activity included in Accrued Expenses and Other Liabilities in the accompanying Consolidated Balance Sheets (in millions of dollars):

	Year Ended December 31, 2010			Period from June 10, 2009 to December 31,2009
	Workforce Reductions	Other	Total	Workforce Reductions	Other	Total
Balance at beginning of period	$343	$38	$381	$472	$82	$554
Charges	76	162	238	21	18	39
Adjustments to reserve estimates	(213)	(14)	(227)	(6)	(2)	(8)
Payments	(120)	(25)	(145)	(112)	(59)	(171)
Amounts recognized and transferred to employee benefit plans	(19)	-	(19)	(34)	-	(34)
Interest accretion	2	-	2	3	-	3
Other, including currency translation	10	(1)	9	(1)	(1)	(2)

Balance at end of period	$79	$160	$239	$343	$38	$381

Other Voluntary Separation Actions

In connection with the 363 Transaction, we assumed a $48 million obligation for previously offered voluntary employee separation programs as part of Old Carco's initiatives to reduce the represented workforce. These programs had been extended to all represented hourly and salary employees throughout the organization and, therefore, did not meet the accounting criteria to be recorded as exit or disposal activities. The costs associated with these actions are recognized upon acceptance by the affected employee and are included in Cost of Sales in the accompanying Consolidated Statements of Operations.

The following summarizes the other voluntary separation actions reserve activity included in Accrued Expenses and Other Liabilities in the accompanying Consolidated Balance Sheets (in millions of dollars):

	Year Ended December 31, 2010	Period from June 10, 2009 to December 31, 2009
Balance at beginning of period	$24	$48
Charges	23	66
Payments	(46)	(90)

Balance at end of period	$1	$24

Note 21. Restructuring Actions

Recovery and Transformation Plan I

On February 14, 2007, the Company announced its three-year Recovery and Transformation Plan ("RTP I Plan"). Key initiatives for the RTP I Plan included a workforce reduction of 13,000 individuals over the period from 2007 through 2009, and an elimination of production capacity by eliminating work shifts and idling facilities. The workforce reduction was achieved by a combination of retirements, special programs and attrition, and affected represented and non-represented hourly and salaried employees. Other costs related to the restructuring include supplier contract cancellation costs, plant closure costs and the impact of asset write-downs. The total costs expected to be incurred in connection with the RTP I Plan are estimated to reach approximately $1,327 million, including $1,284 million related to employee termination benefits and $43 million of other costs.

Charges of $17 million, net of discounting, were recorded during the period from January 1, 2009 to June 9, 2009 and no charges were recorded for the year ended December 31, 2008 related to the RTP I Plan. The charges during the 2009 period included costs related to workforce reductions, supplier contract cancellation costs and other charges. Interest accretion of $7 million and $25 million related to the RTP I Plan were recorded during the period from January 1, 2009 to June 9, 2009 and the year ended December 31, 2008, respectively. During the period from January 1, 2009 to June 9, 2009, the Company recorded a $36 million net reduction to existing reserve estimates as a result of a decrease in the expected costs of the related programs associated with workforce reductions as a result of management's adequacy reviews, which take into consideration the actual acceptances and the composition of the remaining estimated costs, as well as decreases in estimated costs for supplier contract cancellation claims and other costs. During the year ended December 31, 2008, the Company recorded a $93 million net increase to existing reserve estimates primarily due to an increase in the expected costs of the related programs associated with workforce reductions as a result of management's adequacy reviews, as well as a decrease in the estimated costs for supplier contract cancellation claims. The charges, interest accretion and reserve adjustments are included in Restructuring Expense (Income), Net in the accompanying Consolidated Statements of Operations, and would have otherwise been reflected in Cost of Sales. Additional charges of approximately $1 million related to employee relocations are expected to be recognized during the remainder of 2009 and beyond.

In connection with these actions, the Company made payments of approximately $145 million and $191 million during the period from January 1, 2009 to June 9, 2009 and the year ended December 31, 2008, respectively, and expects to make payments of approximately $31 million, $7 million and $1 million during the remainder of 2009, 2010 and 2011 and beyond, respectively.

The following summarizes the RTP I Plan activity in the restructuring reserves, which are included in Accrued Expenses and Other Liabilities in the accompanying Consolidated Balance Sheets (in millions of dollars):

	Period from January 1, 2009 to June 9, 2009
	Workforce Reductions	Other Costs	Total
Balance at beginning of period	$182	$44	$226
Charges	3	14	17
Interest accretion	2	5	7
Adjustments to reserve estimates	(22)	(14)	(36)
Payments	(126)	(19)	(145)
Amounts recognized and transferred to employee benefit plans	(24)	-	(24)
Other, including currency translation	1	(8)	(7)

Balance at end of period	$16	$22	$38

	Year Ended December 31, 2008
	Workforce Reductions	Other Costs	Total
Balance at beginning of period	$387	$66	$453
Charges	-	-	-
Interest accretion	22	3	25
Adjustments to reserve estimates	97	(4)	93
Payments	(173)	(18)	(191)
Amounts recognized and transferred to employee benefit plans, reducing prepaid expenses and other assets and/or accrued expenses and other liabilities	(148)	(3)	(151)
Other, including currency translation	(3)	-	(3)

Balance at end of period	$182	$44	$226

Recovery and Transformation Plan II

In conjunction with the Cerberus Acquisition, the Company developed a multi-year plan to further restructure the business ("RTP II Plan"). The RTP II Plan aimed to right size the business to reflect a smaller market and refocus product offerings to reflect the Company's new customer-driven philosophy and allow the Company to focus its resources on new, more profitable and appealing products. Key initiatives included a workforce reduction, elimination of excess production capacity, refinements to the product portfolio and restructuring of international distribution operations. The workforce reduction will affect represented and non-represented hourly and salaried employees and will be achieved by a combination of retirements, special programs and attrition. To eliminate excess production capacity, the Company has eliminated shifts and reduced line speeds at certain manufacturing facilities and adjusted volumes at stamping and powertrain facilities. Additionally, the Company will idle certain manufacturing plants. The Company has cancelled five existing products from its portfolio and has ceased development on certain other previously planned product offerings. The total costs expected to be incurred in connection with the RTP II Plan are estimated to reach approximately $2,591 million, including $2,307 million related to employee termination benefits and $284 million of other costs.

Charges of $12 million, net of discounting, were recorded during the period from January 1, 2009 to June 9, 2009 and no charges were recorded for the year ended December 31, 2008 related to the RTP II Plan. The charges during the 2009 period included costs related to the workforce reductions. During the period from January 1, 2009 to June 9, 2009, the Company recorded a $606 million net reduction to existing reserve estimates primarily related to reductions in the estimated costs for supplier contract cancellation claims as a result of settlements of certain anticipated claims in connection with the bankruptcy proceedings, as well as decreases in the expected cost of workforce reductions as a result of management's adequacy reviews, which take into consideration the actual acceptances and the composition of the remaining cost. For the year ended December 31, 2008, the Company recorded a $63 million net increase to existing reserve estimates primarily related to increases due to a pension curtailment loss as a result of the salaried and hourly workforce reductions and an increase in the estimated costs for supplier contract cancellation claims. The charges and reserve adjustments are included in Restructuring Expense (Income), Net in the accompanying Consolidated Statements of Operations, and would have otherwise been reflected in Cost of Sales. Additional charges of $33 million and $150 million related to interest accretion were recorded for the period from January 1, 2009 to June 9, 2009 and the year ended December 31, 2008, respectively, and are included in Interest Expense in the accompanying Consolidated Statements of Operations. As the initial costs of implementing the RTP II Plan were recorded in conjunction with the Cerberus Acquisition, interest accretion is excluded from restructuring expenses. Additional charges of approximately $26 million related to interest accretion are expected to be recognized during the remainder of 2009 and beyond.

In connection with these actions, the Company made payments of approximately $430 million and $378 million during the period from January 1, 2009 to June 9, 2009 and the year ended December 31, 2008, respectively, and expects to make payments of approximately $146 million, $252 million and $44 million during the remainder of 2009, 2010 and 2011 and beyond, respectively. Additional payments of approximately $23 million are expected to be funded through pension and other post employment benefit plans related to special retirement programs and other benefits.

The following summarizes the RTP II Plan activity in the restructuring reserves, which are included in Accrued Expenses and Other Liabilities in the accompanying Consolidated Balance Sheets (in millions of dollars):

	Period from January 1, 2009 to June 9, 2009
	Workforce Reductions	Other Costs	Total
Balance at beginning of period	$821	$632	$1,453
Charges	12	-	12
Interest accretion	16	17	33
Adjustments to reserve estimates	(163)	(443)	(606)
Payments	(386)	(44)	(430)
Amounts recognized and transferred to employee benefit plans	(20)	-	(20)
Other, including currency translation	-	(3)	(3)

Balance at end of period	$280	$159	$439

	Year Ended December 31, 2008
	Workforce Reductions	Other Costs	Total
Balance at beginning of period	$1,542	$464	$2,006
Final adjustment to initial reserves recognized in purchase accounting	240	165	405
Adjustments to reserve balance, charged to goodwill	(159)	(15)	(174)
Charges	-	-	-
Interest accretion	96	54	150
Adjustments to reserve estimates (a)	50	13	63
Payments	(329)	(49)	(378)
Amounts recognized and transferred to employee benefit plans, reducing prepaid expenses and other assets and/or accrued expenses and other liabilities	(593)	5	(588)
Other, including currency translation	(26)	(5)	(31)

Balance at end of period	$821	$632	$1,453

(a)	Includes $50 million related to a curtailment loss as a result of the salaried and hourly workforce reductions during the year ended December 31, 2008.

Recovery and Transformation Plan III

During 2008, the Company developed a multi-year plan to further restructure its business ("RTP III Plan"). Key initiatives for the RTP III Plan included salaried workforce reductions of approximately 5,500 individuals by the first quarter of 2009, and elimination of manufacturing work shifts to align with a market shift towards smaller, more fuel-efficient vehicles by the end of 2009. The Company also restructured its parts distribution operations, which included the closing of four parts distribution centers in the U.S. and Canada. The remaining workforce reductions will be achieved through a combination of retirements, special voluntary programs, attrition and involuntary separations and will affect represented and non-represented hourly and salary employees. Other costs related to restructuring included supplier contract cancellation costs related to the reduction of production capacity and the cancellation of construction in process at one of its plants. The total costs expected to be incurred in connection with the RTP III Plan are estimated to reach approximately $1,254 million, including $1,203 million related to employee termination benefits and $51 million of other costs.

Charges of $114 million and $1,061 million, net of discounting, and interest accretion of $8 million and $40 million related to the RTP III Plan were recorded during the period from January 1, 2009 to June 9, 2009 and the year ended December 31, 2008, respectively. For the period from January 1, 2009 to June 9, 2009 the charges included costs related to workforce reductions. For the year ended December 31, 2008, the charges included costs related to workforce reductions, including a curtailment loss as a result of the salaried and hourly workforce reductions, as well as supplier contract cancellation costs and other costs. The Company also made refinements to existing reserve estimates resulting in net increases of $42 million and $24 million during the period from January 1, 2009 to June 9, 2009 and the year ended December 31, 2008, respectively. For the period January 1, 2009 to June 9, 2009, these adjustments primarily represented increases in the estimated costs of workforce reductions as a result of management's adequacy reviews, which take into consideration the actual acceptances and the composition of the remaining costs, offset by decreases in the estimated costs for contract cancellations and other costs. For the year ended December 31, 2008, these adjustments primarily related to increases in the expected costs of the related programs associated with workforce reductions as a result of management's adequacy reviews. During the period from January 1, 2009 to June 9, 2009, currency translation of $15 million was also recorded. The charges, currency translation, interest accretion and reserve adjustments are included in Restructuring Expense (Income), Net in the accompanying Consolidated Statements of Operations, and would have otherwise been reflected in Cost of Sales. Additional charges of approximately $94 million related to employee relocation costs, supplier contract cancellations, plant closures and interest accretion are expected to be recognized during the remainder of 2009 and beyond.

In connection with these actions, the Company made payments of approximately $356 million and $273 million during the period from January 1, 2009 to June 9, 2009 and the year ended December 31, 2008, respectively, and expects to make payments of approximately $166 million, $37 million and $67 million during the remainder of 2009, 2010 and 2011 and beyond, respectively.

The following summarizes the RTP III Plan activity in the restructuring reserves, which are included in Accrued Expenses and Other Liabilities in the accompanying Consolidated Balance Sheets (in millions of dollars):

	Period from January 1, 2009 to June 9, 2009
	Workforce Reductions	Other Costs	Total
Balance at beginning of period	$357	$56	$413
Charges	114	-	114
Interest accretion	7	1	8
Adjustments to reserve estimates	60	(18)	42
Payments	(336)	(20)	(356)
Amounts recognized and transferred to employee benefit plans	(62)	-	(62)
Other, including currency translation	16	1	17

Balance at end of period	$156	$20	$176

	Year Ended December 31, 2008
	Workforce Reductions	Other Costs	Total
Balance at beginning of period	$-	$-	$-
Charges (a)	1,005	56	1,061
Interest accretion	40	-	40
Adjustments to reserve estimates	24	-	24
Payments	(273)	-	(273)
Amounts recognized and transferred to employee benefit plans	(438)	-	(438)
Other, including currency translation	(1)	-	(1)

Balance at end of period	$357	$56	$413

(a)	Includes $112 million related to a curtailment loss as a result of the salaried and hourly wokforce reductions during the year ended December 31, 2008.

Recovery and Transformation Plan IV

On April 30, 2009, and in conjunction with the Chapter 11 Proceedings, the Company announced a multi-year plan to further restructure its business ("RTP IV Plan"). Key initiatives for the RTP IV Plan included a workforce reduction of approximately 2,500 individuals by December 31, 2010, in response to volume deteriorations and the significant decline in the seasonally adjusted annual rate ("SAAR") of U.S. vehicle sales. The RTP IV Plan also includes the continued restructuring of the Company's parts distribution operations, which includes the closure of three additional parts distribution centers in the U.S. The workforce reductions will be achieved through a combination of retirements, special voluntary programs, attrition, and involuntary separations and will affect represented and non-represented hourly and salary employees. The Company has also eliminated a work shift at a facility and idled operations at an additional three facilities. Other costs related to the restructuring include plant closure and supplier contract cancellation costs. The total costs expected to be incurred in connection with the RTP IV Plan are estimated to reach approximately $396 million, including $341 million related to employee termination benefits and $55 million of other costs.

Charges of $197 million related to the RTP IV plan were recorded during the period from January 1, 2009 to June 9, 2009. The charges included costs related to the workforce reductions. These charges are included in Restructuring Expense (Income), Net in the accompanying Consolidated Statements of Operations, and would have otherwise been reflected in Cost of Sales. Additional charges of approximately $199 million related to employee relocation, plant closure costs and interest accretion are expected to be recognized during the remainder of 2009 and beyond.

In connection with these actions, the Company made no payments during the period from January 1, 2009 to June 9, 2009. The Company expects to make payments of approximately $104 million, $23 million and $213 million during the remainder of 2009, 2010, and 2011 and beyond, respectively. Additional payments of approximately $56 million are expected to be funded through pension and other employee benefit plans related to special retirement and other benefits.

RTP IV Plan restructuring reserves as of June 9, 2009 were $197 million and are included in Accrued Expenses and Other Liabilities in the accompanying Consolidated Balance Sheets.

Other Voluntary Separation Actions

In March 2009, the Company began offering voluntary employee separation programs as part of an initiative to reduce the represented workforce. These programs were extended to all represented hourly and salary employees throughout the organization and, therefore, did not meet the accounting criteria to be recorded as exit or disposal activities. The costs associated with these actions are recognized upon acceptance by the affected employee.

In connection with these programs, the Company recorded charges of $371 million in Cost of Sales in the accompanying Consolidated Statements of Operations and made payments of approximately $309 million during the period from January 1, 2009 to June 9, 2009. As of June 9, 2009, reserves of approximately $62 million related to these actions are included in Accrued Expenses and Other Liabilities in the accompanying Consolidated Balance Sheets.